UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust BuyWrite Income ETF
FTHI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$38	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,354,748,237
Total number of portfolio holdings	175
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	4.1%
GE Vernova, Inc.	3.0%
Nebius Group N.V.	2.7%
ASML Holding N.V.	2.6%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.3%
Bank of America Corp.	2.2%
Costco Wholesale Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust BuyWrite Income ETF (FTHI)

First Trust Nasdaq BuyWrite Income ETF
FTQI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$40	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$926,001,806
Total number of portfolio holdings	182
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	7.6%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	5.8%
Advanced Micro Devices, Inc.	5.2%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Walmart, Inc.	2.9%
Meta Platforms, Inc., Class A	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Nasdaq BuyWrite Income ETF (FTQI)

First Trust Dorsey Wright DALI Equity ETF
DALI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$104,243,637
Total number of portfolio holdings	8
Portfolio turnover rate	147%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Holdings
First Trust Developed Markets ex-US AlphaDEX® Fund	17.8%
First Trust Emerging Markets AlphaDEX® Fund	17.0%
First Trust International Equity Opportunities ETF	13.9%
First Trust Germany AlphaDEX® Fund	13.0%
First Trust Europe AlphaDEX® Fund	12.9%
First Trust Eurozone AlphaDEX® ETF	12.9%
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	12.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	0.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DALI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright DALI Equity ETF (DALI)

First Trust Small Cap BuyWrite Income ETF
FTKI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$42(1)	0.85%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$23,978,966
Total number of portfolio holdings	149
Portfolio turnover rate	148%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Argan, Inc.	4.2%
MasTec, Inc.	2.4%
Credo Technology Group Holding Ltd.	2.2%
Amkor Technology, Inc.	2.0%
Sezzle, Inc.	1.9%
Etsy, Inc.	1.9%
UiPath, Inc., Class A	1.9%
Monarch Casino & Resort, Inc.	1.8%
Maplebear, Inc.	1.8%
Abercrombie & Fitch Co., Class A	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTKI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Small Cap BuyWrite Income ETF (FTKI)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund VI

First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.1%
	Aerospace & Defense — 2.0%
33,159	Boeing (The) Co. (a)	$7,177,929
18,157	Curtiss-Wright Corp.	13,758,649
33,836	General Electric Co.	12,645,528
91,239	Leonardo DRS, Inc.	3,893,168
50,477	RTX Corp.	9,577,001
		47,052,275
	Air Freight & Logistics — 0.6%
125,676	United Parcel Service, Inc., Class B	13,510,170
	Automobiles — 1.2%
65,459	Tesla, Inc. (a) (b)	27,532,055
	Banks — 7.9%
340,231	Banco Santander S.A., ADR	4,695,188
934,407	Bank of America Corp. (b)	53,242,511
16,658	Bank of Montreal	2,943,469
46,047	Bank of Nova Scotia (The)	3,998,721
87,024	BankUnited, Inc.	4,216,313
26,249	Canadian Imperial Bank of Commerce	3,018,635
100,203	Citigroup, Inc.	14,024,412
95,111	CVB Financial Corp.	2,144,753
48,507	East West Bancorp, Inc.	6,261,769
200,108	ING Groep N.V., ADR	6,279,389
183,455	JPMorgan Chase & Co. (b)	60,050,325
28,994	Royal Bank of Canada	6,000,888
70,416	Toronto-Dominion Bank (The)	8,550,615
42,181	UMB Financial Corp.	6,021,759
68,557	Wells Fargo & Co.	5,665,550
		187,114,297
	Beverages — 1.7%
50,121	Anheuser-Busch InBev S.A./N.V., ADR	4,129,970
146,595	Coca-Cola (The) Co.	11,913,776
240,215	Coca-Cola Europacific Partners PLC (b)	24,038,315
		40,082,061
	Biotechnology — 3.7%
96,951	AbbVie, Inc. (b)	24,396,750
87,280	Amgen, Inc.	31,605,833
210,071	Gilead Sciences, Inc.	26,540,370
66,393	Ionis Pharmaceuticals, Inc. (a)	5,264,301
		87,807,254
	Broadline Retail — 2.3%
231,728	Amazon.com, Inc. (a) (b)	55,230,052
	Capital Markets — 1.6%
4,703	Blackrock, Inc.	4,522,217
20,270	Cboe Global Markets, Inc.	4,918,921
43,018	Charles Schwab (The) Corp.	3,969,271
27,641	CME Group, Inc.	6,103,962
70,099	Deutsche Bank AG	2,366,542
8,927	Goldman Sachs Group (The), Inc.	9,028,500
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
12,696	Morgan Stanley	$2,653,972
32,482	Robinhood Markets, Inc., Class A (a)	3,257,295
		36,820,680
	Chemicals — 1.4%
58,429	Linde PLC	30,321,145
4,139	NewMarket Corp.	3,274,943
		33,596,088
	Commercial Services & Supplies — 0.2%
110,658	OPENLANE, Inc. (a)	4,563,536
	Communications Equipment — 1.9%
22,844	Ciena Corp. (a)	11,206,352
276,154	Cisco Systems, Inc.	32,437,049
		43,643,401
	Construction & Engineering — 3.2%
170,614	API Group Corp. (a)	7,225,503
11,582	Comfort Systems USA, Inc.	22,954,945
18,701	EMCOR Group, Inc.	15,519,586
89,445	Fluor Corp. (a)	4,686,023
15,558	MYR Group, Inc. (a)	7,785,223
19,724	Sterling Infrastructure, Inc. (a)	16,555,537
		74,726,817
	Consumer Finance — 0.2%
12,411	Dave, Inc. (a)	4,624,214
	Consumer Staples Distribution & Retail — 3.8%
6,715	Casey’s General Stores, Inc.	5,337,015
56,752	Costco Wholesale Corp. (b)	53,089,793
29,855	Performance Food Group Co. (a)	3,337,491
100,257	US Foods Holding Corp. (a)	10,251,278
151,228	Walmart, Inc.	17,128,083
		89,143,660
	Diversified Consumer Services — 0.1%
15,192	Grand Canyon Education, Inc. (a)	2,174,127
	Diversified Telecommunication Services — 0.2%
213,809	AT&T, Inc.	4,425,846
	Electric Utilities — 1.8%
18,063	American Electric Power Co., Inc.	2,471,199
55,337	Duke Energy Corp.	7,004,558
57,116	Entergy Corp.	6,560,344
42,431	Evergy, Inc.	3,667,311
92,507	IDACORP, Inc.	13,996,309
28,353	NextEra Energy, Inc.	2,488,543
44,093	Southern (The) Co.	4,220,141
35,754	Xcel Energy, Inc.	2,871,046
		43,279,451
	Electrical Equipment — 3.3%
7,112	AMETEK, Inc.	1,720,677
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
60,089	GE Vernova, Inc.	$70,596,163
52,768	Nextpower, Inc., Class A (a)	6,286,779
		78,603,619
	Electronic Equipment, Instruments & Components — 1.3%
27,175	Advanced Energy Industries, Inc.	10,132,742
53,190	Celestica, Inc. (a)	19,403,712
8,272	OSI Systems, Inc. (a)	1,809,087
		31,345,541
	Energy Equipment & Services — 0.5%
180,175	TechnipFMC PLC	11,945,603
	Entertainment — 0.7%
42,233	Liberty Media Corp.-Liberty Formula One, Class C (a)	4,018,048
13,897	NetEase, Inc., ADR	1,780,761
130,644	Netflix, Inc. (a) (b)	9,327,982
10,976	TKO Group Holdings, Inc.	2,209,578
		17,336,369
	Financial Services — 0.6%
137,812	Jackson Financial, Inc., Class A	14,110,571
	Food Products — 0.2%
70,193	Cal-Maine Foods, Inc.	5,654,748
	Ground Transportation — 0.8%
73,703	Union Pacific Corp.	20,047,216
	Health Care Equipment & Supplies — 0.1%
17,347	Edwards Lifesciences Corp. (a)	1,569,210
	Health Care Providers & Services — 0.7%
39,900	Cigna Group (The)	10,999,632
54,432	Encompass Health Corp.	5,501,987
		16,501,619
	Health Care REITs — 0.3%
19,734	National Health Investors, Inc.	1,504,915
228,615	Sabra Health Care REIT, Inc.	4,460,279
		5,965,194
	Hotels, Restaurants & Leisure — 1.0%
9,668	Booking Holdings, Inc.	1,723,224
39,781	Hilton Worldwide Holdings, Inc.	13,146,029
50,480	Yum! Brands, Inc.	8,069,733
		22,938,986
	Household Durables — 0.1%
18,182	Toll Brothers, Inc.	2,995,485
	Household Products — 0.8%
195,379	Colgate-Palmolive Co.	17,912,347
	Independent Power and Renewable Electricity Producers — 0.5%
71,379	Vistra Corp.	11,322,851
	Industrial REITs — 0.3%
46,074	Prologis, Inc.	6,241,645
	Insurance — 1.3%
53,891	Aflac, Inc.	6,318,720
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
11,426	Arch Capital Group Ltd. (a)	$1,109,007
33,082	Chubb Ltd.	11,272,361
8,980	Hartford Insurance Group (The), Inc.	1,190,029
29,707	Travelers (The) Cos., Inc.	9,806,875
		29,696,992
	Interactive Media & Services — 5.1%
140,903	Alphabet, Inc., Class A (b)	50,354,505
119,283	Alphabet, Inc., Class C (b)	42,146,262
48,834	Meta Platforms, Inc., Class A (b)	27,507,704
		120,008,471
	IT Services — 0.4%
14,655	Cloudflare, Inc., Class A (a)	3,594,578
19,693	International Business Machines Corp.	5,537,869
		9,132,447
	Machinery — 2.1%
55,479	Allison Transmission Holdings, Inc.	6,254,702
23,950	Caterpillar, Inc.	25,504,355
30,669	ITT, Inc.	6,065,101
9,540	Nordson Corp.	2,878,123
13,749	Watts Water Technologies, Inc., Class A	5,382,046
14,581	Westinghouse Air Brake Technologies Corp.	3,931,038
		50,015,365
	Metals & Mining — 1.0%
62,888	Alamos Gold, Inc., Class A	1,908,022
99,347	Anglogold Ashanti PLC	8,036,179
78,797	Gold Fields Ltd., ADR	2,646,791
30,906	Rio Tinto PLC, ADR	2,933,907
30,512	Southern Copper Corp.	5,317,021
206,726	Vale S.A., ADR	3,109,159
		23,951,079
	Mortgage REITs — 0.1%
81,752	ARMOUR Residential REIT, Inc.	1,426,572
	Multi-Utilities — 0.3%
76,962	NiSource, Inc.	3,659,543
21,514	Sempra	1,994,563
20,933	WEC Energy Group, Inc.	2,444,346
		8,098,452
	Oil, Gas & Consumable Fuels — 4.5%
469,579	Antero Midstream Corp.	10,682,922
203,089	APA Corp.	6,614,609
67,133	Chevron Corp.	11,127,966
284,059	DHT Holdings, Inc.	4,695,495
70,439	DT Midstream, Inc.	10,336,219
102,308	Enbridge, Inc.	5,546,117
204,219	Energy Transfer, L.P. (c)	3,904,667
168,430	Exxon Mobil Corp.	23,027,750
137,846	HF Sinclair Corp.	9,600,974
229,609	Kinder Morgan, Inc.	7,340,600
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
28,433	TotalEnergies SE	$2,210,950
151,378	Williams (The) Cos., Inc.	11,253,440
		106,341,709
	Personal Care Products — 0.2%
89,353	Unilever PLC, ADR (b)	5,371,902
	Pharmaceuticals — 3.8%
19,684	Eli Lilly & Co. (b)	23,609,580
102,163	Johnson & Johnson	25,946,337
67,682	Merck & Co., Inc.	8,697,137
110,271	Novartis AG, ADR	17,281,671
230,943	Royalty Pharma PLC, Class A	12,948,974
		88,483,699
	Retail REITs — 0.2%
108,682	Kimco Realty Corp.	2,755,089
13,287	Simon Property Group, Inc.	2,971,637
		5,726,726
	Semiconductors & Semiconductor Equipment — 11.6%
17,804	Advanced Micro Devices, Inc. (a)	10,342,522
11,199	Applied Materials, Inc.	8,096,877
30,909	ASML Holding N.V. (b)	61,491,601
136,266	Broadcom, Inc. (b)	51,474,482
16,087	Cirrus Logic, Inc. (a)	2,389,402
636,870	NVIDIA Corp. (b)	127,431,318
92,700	SolarEdge Technologies, Inc. (a)	5,417,388
15,002	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,164,505
		273,808,095
	Software — 8.1%
165,058	Fortinet, Inc. (a)	25,356,210
42,690	InterDigital, Inc.	12,086,820
117,800	Microsoft Corp. (b)	43,941,756
228,986	Nebius Group N.V. (a)	63,239,064
247,367	Oracle Corp.	36,251,634
91,247	Palantir Technologies, Inc., Class A (a)	10,645,787
		191,521,271
	Specialized REITs — 0.9%
41,691	Digital Realty Trust, Inc.	7,486,870
11,579	Equinix, Inc.	12,069,834
33,004	VICI Properties, Inc.	876,256
15,547	Weyerhaeuser Co.	372,195
		20,805,155
	Specialty Retail — 1.1%
156,085	Gap (The), Inc.	2,915,668
48,234	Ross Stores, Inc.	10,266,607
51,364	TJX (The) Cos., Inc.	7,781,646
68,401	Urban Outfitters, Inc. (a)	4,846,895
		25,810,816
	Technology Hardware, Storage & Peripherals — 9.2%
569,117	Apple, Inc. (b)	164,679,695
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
108,780	Dell Technologies, Inc., Class C	$46,934,219
52,751	Everpure, Inc., Class A (a)	4,156,251
		215,770,165
	Tobacco — 1.7%
271,019	Altria Group, Inc.	19,499,817
173,977	British American Tobacco PLC, ADR	10,744,819
53,901	Philip Morris International, Inc.	9,751,230
		39,995,866
	Trading Companies & Distributors — 0.3%
34,795	AerCap Holdings N.V.	5,072,415
6,856	Ferguson Enterprises, Inc.	1,627,135
		6,699,550
	Wireless Telecommunication Services — 0.2%
146,494	America Movil S.A.B. de C.V., ADR	3,807,379
	Total Common Stocks	2,286,288,699
	(Cost $1,727,502,444)
MONEY MARKET FUNDS — 4.1%
98,306,596	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (d)	98,306,596
	(Cost $98,306,596)
	Total Investments — 101.2%	2,384,595,295
	(Cost $1,825,809,040)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.3)%
(300)	S&P 500® Index	$(224,980,800)	$7,350.00	07/17/26	(5,724,000)
(600)	S&P 500® Index	(449,961,600)	7,400.00	07/17/26	(9,657,600)
(270)	S&P 500® Index	(202,482,720)	7,450.00	07/17/26	(3,314,790)
(320)	S&P 500® Index	(239,979,520)	7,500.00	07/17/26	(2,816,000)
(320)	S&P 500® Index	(239,979,520)	7,500.00	08/21/26	(5,588,800)
(335)	S&P 500® Index	(251,228,560)	7,600.00	08/21/26	(4,013,300)
	Total Written Options				(31,114,490)
	(Premiums received $34,294,369)
	Net Other Assets and Liabilities — 0.1%				1,267,432
	Net Assets — 100.0%				$2,354,748,237

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2026, the value of these securities amounts to $437,151,117.
(c)	Security is a Master Limited Partnership.
(d)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,286,288,699	$2,286,288,699	$—	$—
Money Market Funds	98,306,596	98,306,596	—	—
Total Investments	$2,384,595,295	$2,384,595,295	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,114,490)	$(31,114,490)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.2%
	Aerospace & Defense — 1.5%
3,028	FTAI Aviation Ltd.	$819,165
11,017	General Electric Co.	4,117,383
3,915	Rocket Lab Corp. (a)	397,960
20,996	Woodward, Inc.	8,932,538
		14,267,046
	Automobiles — 3.4%
74,561	Tesla, Inc. (a) (b)	31,360,357
	Banks — 1.5%
16,789	Citizens Financial Group, Inc.	1,176,405
8,674	Commerce Bancshares, Inc.	500,924
19,300	East West Bancorp, Inc.	2,491,437
7,317	Pinnacle Financial Partners, Inc.	738,139
12,267	PNC Financial Services Group (The), Inc.	3,020,381
12,890	ServisFirst Bancshares, Inc.	1,118,207
48,960	U.S. Bancorp	2,957,184
12,918	UMB Financial Corp.	1,844,174
		13,846,851
	Beverages — 0.7%
42,330	Celsius Holdings, Inc. (a)	1,239,423
23,048	Coca-Cola (The) Co.	1,873,111
17,510	Coca-Cola Consolidated, Inc.	3,343,009
		6,455,543
	Biotechnology — 4.9%
46,536	AbbVie, Inc. (b)	11,710,319
21,127	Amgen, Inc.	7,650,509
4,802	Argenx SE, ADR (a)	4,455,152
63,413	Genmab A/S, ADR (a)	1,741,955
75,729	Gilead Sciences, Inc.	9,567,602
44,159	Incyte Corp. (a)	5,005,864
18,056	Ionis Pharmaceuticals, Inc. (a)	1,431,660
8,600	Natera, Inc. (a)	2,334,470
8,061	Neurocrine Biosciences, Inc. (a)	1,358,561
		45,256,092
	Broadline Retail — 5.1%
150,183	Amazon.com, Inc. (a) (b)	35,794,616
103,205	eBay, Inc.	11,533,159
		47,327,775
	Capital Markets — 2.8%
127,875	BGC Group, Inc., Class A	1,366,984
31,988	CME Group, Inc. (b)	7,063,910
4,772	Coinbase Global, Inc., Class A (a)	697,619
57,054	Interactive Brokers Group, Inc., Class A	4,965,980
35,741	Nasdaq, Inc.	2,817,106
12,501	Northern Trust Corp.	2,173,174
47,833	Robinhood Markets, Inc., Class A (a)	4,796,693
24,374	SEI Investments Co.	2,137,843
		26,019,309
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 0.6%
7,085	Air Products and Chemicals, Inc.	$2,077,180
22,621	Corteva, Inc.	1,915,773
14,277	International Flavors & Fragrances, Inc.	1,131,024
		5,123,977
	Commercial Services & Supplies — 0.1%
4,192	RB Global, Inc.	488,158
	Communications Equipment — 4.4%
3,356	Applied Optoelectronics, Inc. (a)	497,225
261,572	Cisco Systems, Inc. (b)	30,724,247
16,055	F5, Inc. (a)	6,678,238
20,243	Ondas, Inc. (a)	166,802
242,629	Telefonaktiebolaget LM Ericsson, ADR	2,705,313
		40,771,825
	Consumer Finance — 0.3%
5,524	American Express Co.	1,868,493
1,062	Dave, Inc. (a)	395,691
8,350	Figure Technology Solutions, Inc., Class A (a)	256,428
		2,520,612
	Consumer Staples Distribution & Retail — 7.1%
7,071	Casey’s General Stores, Inc.	5,619,960
31,238	Costco Wholesale Corp. (b)	29,222,212
21,538	Dollar Tree, Inc. (a)	2,605,021
247,860	Walmart, Inc. (b)	28,072,624
		65,519,817
	Containers & Packaging — 0.2%
4,100	Packaging Corp. of America	976,948
24,937	Smurfit Westrock PLC	1,153,586
		2,130,534
	Diversified Consumer Services — 0.1%
5,090	Duolingo, Inc. (a)	585,452
	Diversified Telecommunication Services — 0.0%
4,511	AST SpaceMobile, Inc. (a)	400,847
	Electric Utilities — 0.9%
61,841	Alliant Energy Corp.	4,717,850
32,879	Evergy, Inc.	2,841,732
10,627	NextEra Energy, Inc.	932,732
		8,492,314
	Electrical Equipment — 1.0%
4,761	GE Vernova, Inc.	5,593,509
18,335	Nextpower, Inc., Class A (a)	2,184,432
2,606	Powell Industries, Inc.	746,254
6,700	Power Solutions International, Inc. (a)	260,563
1,054	Vicor Corp. (a)	400,288
		9,185,046
	Electronic Equipment, Instruments & Components — 2.7%
22,548	Advanced Energy Industries, Inc.	8,407,473
36,050	Cognex Corp.	2,610,741
56,910	Flex Ltd. (a)	9,223,404
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
8,424	Littelfuse, Inc.	$3,835,700
4,349	nLight, Inc. (a)	302,777
4,877	TTM Technologies, Inc. (a)	912,096
		25,292,191
	Energy Equipment & Services — 0.3%
24,232	SLB Ltd.	1,126,546
14,916	Weatherford International PLC	1,215,654
		2,342,200
	Entertainment — 0.0%
910	Spotify Technology S.A. (a)	417,808
	Ground Transportation — 0.7%
1,595	Avis Budget Group, Inc. (a)	235,789
22,571	J.B. Hunt Transport Services, Inc.	6,532,724
		6,768,513
	Health Care Providers & Services — 0.7%
31,036	Guardant Health, Inc. (a)	4,656,331
24,592	HealthEquity, Inc. (a)	2,221,149
		6,877,480
	Hotels, Restaurants & Leisure — 1.3%
25,619	Expedia Group, Inc.	6,555,390
30,574	Texas Roadhouse, Inc.	5,907,814
		12,463,204
	Household Durables — 0.3%
3,974	Cavco Industries, Inc. (a)	2,441,546
	Independent Power and Renewable Electricity Producers — 0.3%
8,316	Talen Energy Corp. (a)	3,195,506
	Insurance — 0.4%
23,372	Arch Capital Group Ltd. (a)	2,268,486
8,269	Cincinnati Financial Corp.	1,530,923
		3,799,409
	Interactive Media & Services — 7.0%
54,391	Alphabet, Inc., Class A (b)	19,437,712
54,864	Alphabet, Inc., Class C (b)	19,385,097
4,447	Baidu, Inc., ADR (a)	508,248
45,601	Meta Platforms, Inc., Class A (b)	25,686,587
		65,017,644
	IT Services — 1.2%
11,388	Akamai Technologies, Inc. (a)	1,346,175
5,655	Applied Digital Corp. (a)	210,932
12,453	CoreWeave, Inc., Class A (a)	1,239,572
30,357	Fastly, Inc., Class A (a)	557,355
3,720	International Business Machines Corp.	1,046,101
1,816	MongoDB, Inc. (a)	609,994
10,004	Okta, Inc. (a)	1,365,046
16,932	VeriSign, Inc.	4,259,414
11,690	Wix.com Ltd. (a)	530,375
		11,164,964
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 1.2%
27,348	Illumina, Inc. (a)	$4,808,599
11,066	Medpace Holdings, Inc. (a)	5,860,443
		10,669,042
	Machinery — 1.9%
9,063	Caterpillar, Inc.	9,651,189
11,922	Lincoln Electric Holdings, Inc.	3,165,410
9,740	Nordson Corp.	2,938,461
1,241	Parker-Hannifin Corp.	1,213,847
11,469	Symbotic, Inc. (a)	515,531
		17,484,438
	Media — 0.1%
2,219	EchoStar Corp., Class A (a)	225,228
12,845	Trade Desk (The), Inc., Class A (a)	232,238
		457,466
	Metals & Mining — 0.5%
6,555	Royal Gold, Inc.	1,308,444
6,486	Southern Copper Corp.	1,130,250
9,789	Steel Dynamics, Inc.	2,246,184
		4,684,878
	Multi-Utilities — 0.2%
8,729	Consolidated Edison, Inc.	965,689
7,783	WEC Energy Group, Inc.	908,821
		1,874,510
	Oil, Gas & Consumable Fuels — 1.9%
84,248	BP PLC, ADR	3,112,964
5,783	Chevron Corp.	958,590
7,834	DT Midstream, Inc.	1,149,561
7,388	Exxon Mobil Corp.	1,010,087
32,621	Kinder Morgan, Inc.	1,042,893
3,975	Marathon Petroleum Corp.	1,016,288
27,012	MPLX, L.P. (c)	1,521,586
5,884	Phillips 66	994,690
21,348	Shell PLC, ADR	1,655,324
5,267	Targa Resources Corp.	1,412,294
31,116	TotalEnergies SE	2,419,580
4,579	Valero Energy Corp.	1,192,555
		17,486,412
	Passenger Airlines — 0.3%
44,844	Ryanair Holdings PLC, ADR	2,903,649
	Pharmaceuticals — 0.6%
6,940	Johnson & Johnson	1,762,552
65,931	Royalty Pharma PLC, Class A	3,696,751
		5,459,303
	Retail REITs — 0.3%
29,866	Regency Centers Corp.	2,381,515
	Semiconductors & Semiconductor Equipment — 24.0%
86,145	Advanced Micro Devices, Inc. (a) (b)	50,042,492
20,702	Amkor Technology, Inc.	1,785,133
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
22,760	Applied Materials, Inc.	$16,455,480
5,570	Astera Labs, Inc. (a)	2,690,421
49,461	Broadcom, Inc. (b)	18,683,893
16,003	Cirrus Logic, Inc. (a)	2,376,926
96,058	Intel Corp. (a)	13,412,578
13,343	Kulicke & Soffa Industries, Inc.	1,784,760
36,335	Lam Research Corp. (b)	15,745,046
5,833	MACOM Technology Solutions Holdings, Inc. (a)	2,218,698
6,026	MaxLinear, Inc. (a)	771,509
21,979	Micron Technology, Inc. (b)	25,370,140
6,652	MKS, Inc.	2,958,810
3,445	Monolithic Power Systems, Inc.	4,762,230
10,162	Navitas Semiconductor Corp. (a)	182,103
246,458	NVIDIA Corp. (b)	49,313,781
9,547	Qorvo, Inc. (a)	890,449
25,285	Rambus, Inc. (a)	3,356,331
9,963	Rigetti Computing, Inc. (a)	192,485
13,754	SolarEdge Technologies, Inc. (a)	803,784
26,049	Texas Instruments, Inc.	7,764,425
3,510	Tower Semiconductor Ltd. (a)	914,846
		222,476,320
	Software — 5.2%
22,199	ACI Worldwide, Inc. (a)	1,116,388
18,567	AppLovin Corp., Class A (a)	9,566,275
10,452	Atlassian Corp., Class A (a)	813,061
14,699	Cipher Digital, Inc. (a)	360,125
21,568	Commvault Systems, Inc. (a)	3,056,833
79,561	Docusign, Inc. (a)	3,534,100
493	Fair Isaac Corp. (a)	589,026
84,403	Gen Digital, Inc.	2,100,791
3,973	Hut 8 Corp. (a)	458,663
14,875	InterDigital, Inc.	4,211,559
9,426	IREN Ltd. (a)	431,051
4,369	Nebius Group N.V. (a)	1,206,587
7,082	Oracle Corp.	1,037,867
120,413	Palantir Technologies, Inc., Class A (a) (b)	14,048,585
18,685	Qualys, Inc. (a)	2,569,001
42,030	SailPoint, Inc. (a)	615,319
30,852	SoundHound AI, Inc., Class A (a)	199,612
17,697	Tenable Holdings, Inc. (a)	652,665
20,609	Zoom Communications, Inc. (a)	1,778,763
		48,346,271
	Specialized REITs — 0.8%
5,724	Equinix, Inc.	5,966,640
2,244	SBA Communications Corp.	395,976
50,286	Weyerhaeuser Co.	1,203,847
		7,566,463
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 0.4%
9,899	Five Below, Inc. (a)	$1,779,741
10,521	TJX (The) Cos., Inc.	1,593,932
		3,373,673
	Technology Hardware, Storage & Peripherals — 10.2%
250,171	Apple, Inc. (b)	72,389,480
22,330	Seagate Technology Holdings PLC	21,548,450
7,618	Super Micro Computer, Inc. (a)	223,436
		94,161,366
	Tobacco — 0.1%
2,596	Philip Morris International, Inc.	469,642
	Total Common Stocks	899,326,968
	(Cost $638,638,095)
RIGHTS — 0.0%
	Capital Markets — 0.0%
21,340	TPG, Inc., expiring September 25, 2027 (a) (d) (e) (f)	0
	(Cost $0)
MONEY MARKET FUNDS — 6.0%
55,720,618	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (g)	55,720,618
	(Cost $55,720,618)
	Total Investments — 103.2%	955,047,586
	(Cost $694,358,713)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (3.2)%
(72)	Nasdaq -100 Index®	$(217,989,720)	$29,000.00	07/17/26	(11,032,560)
(37)	Nasdaq -100 Index®	(112,022,495)	29,100.00	07/17/26	(5,397,190)
(30)	Nasdaq -100 Index®	(90,829,050)	29,200.00	07/17/26	(4,139,400)
(37)	Nasdaq -100 Index®	(112,022,495)	30,000.00	08/21/26	(5,015,498)
(36)	Nasdaq -100 Index®	(108,994,860)	30,500.00	08/21/26	(3,812,292)
	Total Written Options				(29,396,940)
	(Premiums received $21,890,898)
	Net Other Assets and Liabilities — 0.0%				351,160
	Net Assets — 100.0%				$926,001,806

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2026, the value of these securities amounts to $260,315,994.
(c)	Security is a Master Limited Partnership.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of June 30, 2026.

See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$899,326,968	$899,326,968	$—	$—
Rights*	—	—	—	— **
Money Market Funds	55,720,618	55,720,618	—	—
Total Investments	$955,047,586	$955,047,586	$—	$— **

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,396,940)	$(8,827,790)	$(20,569,150)	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
ASSETS:
Investments, at value	$2,384,595,295	$955,047,586
Due from broker	615,370	13,503
Cash segregated as collateral	807,894	268,086
Receivables:
Capital shares sold	3,575,956	—
Dividends	1,101,660	360,475
Reclaims	60,594	13,697
Investment securities sold	—	2,256,779
Total Assets	2,390,756,769	957,960,126

LIABILITIES:
Options contracts written, at value	31,114,490	29,396,940
Payables:
Investment securities purchased	3,474,651	2,009,639
Investment advisory fees	1,419,391	551,741
Total Liabilities	36,008,532	31,958,320
NET ASSETS	$2,354,748,237	$926,001,806

NET ASSETS consist of:
Paid-in capital	$2,149,885,600	$805,586,878
Par value	987,742	419,500
Accumulated distributable earnings (loss)	203,874,895	119,995,428
NET ASSETS	$2,354,748,237	$926,001,806
NET ASSET VALUE, per share	$23.84	$22.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	98,774,201	41,950,002
Investments, at cost	$1,825,809,040	$694,358,713
Premiums received on options contracts written	$34,294,369	$21,890,898
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
INVESTMENT INCOME:
Dividends	$15,653,897	$3,924,212
Foreign withholding tax	(238,053)	(23,889)
Total investment income	15,415,844	3,900,323

EXPENSES:
Investment advisory fees	7,798,745	3,011,575
Other expenses	26	12
Total expenses	7,798,771	3,011,587
NET INVESTMENT INCOME (LOSS)	7,617,073	888,736

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(55,231,315)	6,662,930
In-kind redemptions	33,098,458	46,560,901
Written options contracts	(48,024,617)	(37,996,510)
Foreign currency transactions	(142)	77
Net realized gain (loss)	(70,157,616)	15,227,398
Net change in unrealized appreciation (depreciation) on:
Investments	175,217,574	94,147,704
Written options contracts	3,684,411	(10,900,460)
Foreign currency translation	(320)	(110)
Net change in unrealized appreciation (depreciation)	178,901,665	83,247,134
NET REALIZED AND UNREALIZED GAIN (LOSS)	108,744,049	98,474,532
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,361,122	$99,363,268
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust BuyWrite Income ETF (FTHI)		First Trust Nasdaq BuyWrite Income ETF (FTQI)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$7,617,073	$11,603,550	$888,736	$691,111
Net realized gain (loss)	(70,157,616)	(32,245,740)	15,227,398	15,074,753
Net change in unrealized appreciation (depreciation)	178,901,665	173,940,951	83,247,134	66,638,615
Net increase (decrease) in net assets resulting from operations	116,361,122	153,298,761	99,363,268	82,404,479

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(93,837,838)	(13,249,175)	(47,438,952)	(1,103,658)
Return of capital	—	(115,160,058)	—	(76,522,147)
Total distributions to shareholders	(93,837,838)	(128,409,233)	(47,438,952)	(77,625,805)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	548,431,302	944,949,718	238,654,428	410,630,336
Cost of shares redeemed	(83,698,602)	(183,599,787)	(130,175,360)	(194,637,674)
Net increase (decrease) in net assets resulting from shareholder transactions	464,732,700	761,349,931	108,479,068	215,992,662
Total increase (decrease) in net assets	487,255,984	786,239,459	160,403,384	220,771,336

NET ASSETS:
Beginning of period	1,867,492,253	1,081,252,794	765,598,422	544,827,086
End of period	$2,354,748,237	$1,867,492,253	$926,001,806	$765,598,422

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	79,124,201	46,524,201	36,850,002	26,200,002
Shares sold	23,200,000	40,850,000	11,350,000	20,500,000
Shares redeemed	(3,550,000)	(8,250,000)	(6,250,000)	(9,850,000)
Shares outstanding, end of period	98,774,201	79,124,201	41,950,002	36,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended September 30,
				2024	2023	2022	2021
Net asset value, beginning of period	$23.60	$23.24	$22.99	$20.35	$18.37	$21.42	$19.12
Income from investment operations:
Net investment income (loss)	0.09 (b)	0.19 (b)	0.05 (b)	0.27 (b)	0.25 (b)	0.17 (b)	0.12
Net realized and unrealized gain (loss)	1.20	2.23	0.72	4.31	3.50	(1.64)	3.14
Total from investment operations	1.29	2.42	0.77	4.58	3.75	(1.47)	3.26
Distributions paid to shareholders from:
Net investment income	(1.05)	(0.21)	(0.05)	(0.27)	(0.53)	(1.58)	(0.96)
Return of capital	—	(1.85)	(0.47)	(1.67)	(1.24)	—	—
Total distributions	(1.05)	(2.06)	(0.52)	(1.94)	(1.77)	(1.58)	(0.96)
Net asset value, end of period	$23.84	$23.60	$23.24	$22.99	$20.35	$18.37	$21.42
Total return (c)	5.58%	11.01%	3.34%	23.40%	20.82%	(7.60)%	17.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,354,748	$1,867,492	$1,081,253	$930,455	$264,044	$89,527	$46,575
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e) (f)	0.75% (d)	0.76%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.73% (d)	0.82% (e)	0.92% (d)	1.22%	1.23%	0.81%	1.29%
Portfolio turnover rate (g)	38%	58%	7%	44%	98%	90% (h)	199%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The variation in the portfolio turnover rate is due to lower than expected portfolio rebalancing, which was impacted by high levels of equity volatility and a downtrend in the U.S. equity markets.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq BuyWrite Income ETF (FTQI)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended September 30,
				2024	2023	2022	2021
Net asset value, beginning of period	$20.78	$20.79	$20.46	$18.81	$17.99	$21.17	$19.23
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.02 (b)	0.01 (b)	0.07 (b)	0.05 (b)	0.06 (b)	0.34
Net realized and unrealized gain (loss)	2.49	2.36	0.93	3.96	3.02	(1.83)	2.26
Total from investment operations	2.51	2.38	0.94	4.03	3.07	(1.77)	2.60
Distributions paid to shareholders from:
Net investment income	(1.22)	(0.03)	(0.01)	(0.09)	(0.05)	(0.99)	(0.66)
Return of capital	—	(2.36)	(0.60)	(2.29)	(2.20)	(0.42)	—
Total distributions	(1.22)	(2.39)	(0.61)	(2.38)	(2.25)	(1.41)	(0.66)
Net asset value, end of period	$22.07	$20.78	$20.79	$20.46	$18.81	$17.99	$21.17
Total return (c)	12.52%	12.53%	4.65%	22.45%	17.53%	(9.00)%	13.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$926,002	$765,598	$544,827	$453,263	$82,753	$18,888	$9,527
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e) (f)	0.75% (d)	0.76%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.22% (d)	0.11% (e)	0.20% (d)	0.35%	0.24%	0.27%	1.16%
Portfolio turnover rate (g)	32%	59%	12%	58%	99%	107% (h)	182%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective May 11, 2022, which resulted in fewer portfolio transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Nasdaq BuyWrite Income ETF – (ticker “FTQI”)
FTHI and FTQI are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500®”). The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the S&P 500® in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the S&P 500®, FTHI forfeits any upside potential of the S&P 500® above the strike price of the written call options.
The investment objective of FTQI is to provide current income. Under normal market conditions, FTQI pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index® (the “Nasdaq-100®”). Under normal market conditions, FTQI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. FTQI employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100®, FTQI forfeits any upside potential of the Nasdaq-100® above the strike price of the written call options. It is expected that FTQI will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be FTQI’s primary source of income. FTQI does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of FTQI’s assets.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Options Contracts
FTHI and FTQI are subject to equity price risk in the normal course of pursuing their investment objectives. FTHI may write (sell) U.S. exchange-traded call options on the S&P 500® and FTQI may write (sell) U.S. exchange-traded call options on the Nasdaq-100®, to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI may write (sell) call options or put options and FTQI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in their respective portfolios as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTQI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTHI and FTQI forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Restricted cash segregated as collateral for options contracts in the amount of $807,894 and $268,086 for FTHI and FTQI, respectively, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$13,249,175	$—	$115,160,058
First Trust Nasdaq BuyWrite Income ETF	1,103,658	—	76,522,147
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$—	$(189,423,840)	$370,775,451
First Trust Nasdaq BuyWrite Income ETF	—	(92,082,880)	160,153,992
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended December 31, 2024 and the taxable years ended December 31, 2025 and September 30, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust BuyWrite Income ETF	$189,423,840
First Trust Nasdaq BuyWrite Income ETF	92,082,880
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$1,791,514,671	$591,052,285	$(29,086,151)	$561,966,134
First Trust Nasdaq BuyWrite Income ETF	672,467,815	267,585,326	(14,402,495)	253,182,831
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$793,896,899	$964,301,009
First Trust Nasdaq BuyWrite Income ETF	250,649,867	358,041,768
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$543,166,853	$83,007,944
First Trust Nasdaq BuyWrite Income ETF	232,577,994	127,815,887

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTHI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$31,114,490
FTQI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	29,396,940
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTHI	FTQI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(48,024,617)	$(37,996,510)
Net change in unrealized appreciation (depreciation) on written options contracts	3,684,411	(10,900,460)
During the six months ended June 30, 2026, for FTHI, the premiums for written options contracts opened were $123,874,256 and the premiums for written options contracts closed, exercised and expired were $112,424,625.
During the six months ended June 30, 2026, for FTQI, the premiums for written options contracts opened were $72,490,241 and the premiums for written options contracts closed, exercised and expired were $63,898,831.
FTHI and FTQI do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
The Board of Trustees of the Trust approved a change to FTHI’s principal investment strategies which will increase the allowable notional range of sold call options from generally between 25% - 75% to generally between 50% - 100%. FTHI expects the change to take effect on or around September 1, 2026.
The Board of Trustees of the Trust approved a change to FTQI’s principal investment strategies which will provide FTQI with the ability to write call options on exchange-traded funds tracking the Nasdaq-100 Index® in addition to FTQI’s current ability to write call options on the Nasdaq-100 Index®. FTQI expects the change to take effect on or around September 1, 2026.

Other Information
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF and noted that the Advisor’s Alternatives Investment Team is responsible for the day-to-day management of the Funds’ investments. The Board considered the background and experience of the members of the Alternatives Investment Team. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective(s), policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In addition to the written materials provided by the Advisor, at the June 7–8, 2026 meeting, the Board also received a presentation from representatives of the Advisor’s Alternatives Investment Team, who discussed the services that the Team provides to each Fund, including the Team’s day-to-day management of each Fund’s investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective(s), policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information comparing each Fund’s performance for periods ended December 31, 2025 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that, at the June 7–8, 2026 meeting, it approved FTQI’s adoption of an amended investment strategy that involves expanding its options strategy to include writing options on exchange‑traded products that track the Nasdaq‑100 Index. With respect to FTHI, the Board noted that, at the June 7–8, 2026 meeting, it approved the Fund’s adoption of an amended investment strategy that involves increasing the range of its option overlay strategy from 25%–75% to 50%–100% of the Fund’s portfolio.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund VI

First Trust Dorsey Wright DALI Equity ETF (DALI)
First Trust Small Cap BuyWrite Income ETF (FTKI)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
243,062	First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$13,008,678
196,002	First Trust Developed Markets ex-US AlphaDEX® Fund	18,556,980
553,652	First Trust Emerging Markets AlphaDEX® Fund	17,710,940
235,499	First Trust Europe AlphaDEX® Fund	13,435,217
202,097	First Trust Eurozone AlphaDEX® ETF	13,409,075
214,390	First Trust Germany AlphaDEX® Fund	13,607,183
173,636	First Trust International Equity Opportunities ETF	14,540,279
	Total Exchange-Traded Funds	104,268,352
	(Cost $102,739,696)
MONEY MARKET FUNDS — 0.0%
2,358	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	2,358
	(Cost $2,358)

	Total Investments — 100.0%	104,270,710
	(Cost $102,742,054)
	Net Other Assets and Liabilities — (0.0)%	(27,073)
	Net Assets — 100.0%	$104,243,637

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$104,268,352	$104,268,352	$—	$—
Money Market Funds	2,358	2,358	—	—
Total Investments	$104,270,710	$104,270,710	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.9%
3,570	Leonardo DRS, Inc. (a)	$152,332
886	V2X, Inc. (b)	66,060
		218,392
	Automobile Components — 0.8%
5,322	Garrett Motion, Inc. (a)	192,816
	Banks — 3.6%
1,009	Credicorp Ltd. (a)	393,086
932	FB Financial Corp.	51,586
1,581	First Busey Corp.	46,640
2,374	First Financial Bankshares, Inc.	82,141
2,272	ING Groep N.V., ADR	71,295
1,595	UMB Financial Corp. (a)	227,702
		872,450
	Biotechnology — 2.0%
3,751	Aurinia Pharmaceuticals, Inc. (b)	63,655
4,849	Immunovant, Inc. (a) (b)	186,832
1,285	Rigel Pharmaceuticals, Inc. (b)	50,269
710	Scholar Rock Holding Corp. (b)	39,050
2,211	Veracyte, Inc. (b)	129,852
		469,658
	Broadline Retail — 2.9%
6,088	Etsy, Inc. (a) (b)	458,609
13,008	Kohl’s Corp. (a)	230,502
		689,111
	Building Products — 1.7%
886	Modine Manufacturing Co. (a) (b)	236,580
3,167	Zurn Elkay Water Solutions Corp. (a)	160,028
		396,608
	Capital Markets — 3.2%
3,897	Etoro Group Ltd., Class A (a) (b)	153,815
4,595	Federated Hermes, Inc. (a)	253,736
1,821	Marex Group PLC	110,990
1,155	Miami International Holdings, Inc. (b)	42,920
3,127	Moelis & Co., Class A (a)	204,568
		766,029
	Chemicals — 0.4%
109	NewMarket Corp.	86,245
	Commercial Services & Supplies — 1.0%
2,318	Healthcare Services Group, Inc. (b)	56,930
4,684	OPENLANE, Inc. (a) (b)	193,168
		250,098
	Communications Equipment — 0.8%
4,333	NetScout Systems, Inc. (a) (b)	188,702
	Construction & Engineering — 7.1%
1,270	Argan, Inc. (a)	1,014,158
349	Everus Construction Group, Inc. (b)	57,917
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
1,380	MasTec, Inc. (a) (b)	$574,163
337	NWPX Infrastructure, Inc. (b)	50,530
		1,696,768
	Consumer Finance — 2.9%
356	Bread Financial Holdings, Inc.	38,573
441	Dave, Inc. (a) (b)	164,312
1,062	Encore Capital Group, Inc. (b)	99,074
1,813	FirstCash Holdings, Inc. (a)	392,188
		694,147
	Consumer Staples Distribution & Retail — 1.9%
42	Casey’s General Stores, Inc.	33,381
9,134	Maplebear, Inc. (a) (b)	432,495
		465,876
	Distributors — 0.4%
2,796	GigaCloud Technology, Inc., Class A (b)	88,354
	Diversified Consumer Services — 2.8%
2,762	Frontdoor, Inc. (a) (b)	214,304
2,006	OneSpaWorld Holdings Ltd.	56,649
4,822	Perdoceo Education Corp. (a)	154,304
2,844	Stride, Inc. (a) (b)	245,267
		670,524
	Electrical Equipment — 0.4%
7,986	Sunrun, Inc. (b)	106,853
	Electronic Equipment, Instruments & Components — 0.6%
562	ePlus, Inc.	46,775
1,934	ScanSource, Inc. (b)	100,742
		147,517
	Energy Equipment & Services — 3.1%
3,776	Archrock, Inc.	153,721
1,938	Enerflex Ltd.	47,501
5,968	National Energy Services Reunited Corp. (a) (b)	178,622
2,638	Select Water Solutions, Inc.	52,707
3,734	Weatherford International PLC (a)	304,321
		736,872
	Financial Services — 3.7%
6,441	DLocal Ltd.	83,701
5,584	Flywire Corp. (b)	98,111
4,714	Paymentus Holdings, Inc., Class A (b)	113,890
3,642	Radian Group, Inc.	137,194
2,710	Sezzle, Inc. (a) (b)	465,117
		898,013
	Gas Utilities — 0.1%
349	Spire, Inc.	27,253
	Health Care Equipment & Supplies — 1.7%
2,890	Axogen, Inc. (b)	133,489
592	iRadimed Corp.	56,571
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,728	Lantheus Holdings, Inc. (a) (b)	$191,704
1,193	Tactile Systems Technology, Inc. (b)	35,528
		417,292
	Health Care Providers & Services — 2.1%
4,855	Aveanna Healthcare Holdings, Inc. (b)	41,607
3,451	Encompass Health Corp. (a)	348,827
2,636	PACS Group, Inc. (b)	112,399
		502,833
	Health Care REITs — 2.3%
800	CareTrust REIT, Inc.	32,280
13,132	Healthcare Realty Trust, Inc. (a)	264,872
3,545	Omega Healthcare Investors, Inc. (a)	169,026
3,930	Sabra Health Care REIT, Inc.	76,674
		542,852
	Hotels, Restaurants & Leisure — 4.5%
1,148	Atour Lifestyle Holdings Ltd., ADR	36,506
3,293	Monarch Casino & Resort, Inc. (a)	433,392
5,167	Rush Street Interactive, Inc. (a) (b)	153,666
1,939	Texas Roadhouse, Inc. (a)	374,673
677	Viking Holdings Ltd. (b)	70,862
		1,069,099
	Independent Power and Renewable Electricity Producers — 0.7%
1,590	Ormat Technologies, Inc. (a)	173,151
	Industrial REITs — 0.6%
3,825	STAG Industrial, Inc. (a)	145,580
	Insurance — 5.5%
4,078	Accelerant Holdings, Class A (b)	47,794
1,956	CNO Financial Group, Inc.	99,717
440	Hanover Insurance Group (The), Inc.	94,213
1,847	Horace Mann Educators Corp.	95,398
1,038	Reinsurance Group of America, Inc. (a)	220,731
1,085	RenaissanceRe Holdings Ltd. (a)	343,836
5,819	SiriusPoint Ltd. (b)	139,656
1,601	Skyward Specialty Insurance Group, Inc. (b)	93,418
3,524	Slide Insurance Holdings, Inc. (b)	68,260
1,378	Sun Life Financial, Inc.	108,063
		1,311,086
	Interactive Media & Services — 0.3%
2,565	EverQuote, Inc., Class A (b)	61,021
	Leisure Products — 0.5%
6,081	Callaway Golf Co. (b)	114,262
	Life Sciences Tools & Services — 0.7%
908	Illumina, Inc. (a) (b)	159,654
	Machinery — 0.6%
1,124	Blue Bird Corp. (b)	88,751
758	Helios Technologies, Inc.	67,652
		156,403
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 1.0%
467	Genco Shipping & Trading Ltd.	$11,572
8,942	ZIM Integrated Shipping Services Ltd. (a)	232,492
		244,064
	Media — 0.7%
6,502	Magnite, Inc. (b)	123,408
5,459	USA Today Co., Inc. (b)	46,674
		170,082
	Metals & Mining — 4.7%
563	Anglogold Ashanti PLC	45,541
3,911	Constellium SE (b)	124,644
33,363	Equinox Gold Corp. (a)	324,288
12,544	NovaGold Resources, Inc. (b)	74,888
11,105	SSR Mining, Inc. (a) (b)	314,049
2,200	Triple Flag Precious Metals Corp.	65,934
2,054	Warrior Met Coal, Inc. (a)	166,703
		1,116,047
	Mortgage REITs — 0.1%
3,209	Apollo Commercial Real Estate Finance, Inc.	34,272
	Office REITs — 1.3%
6,205	Kilroy Realty Corp. (a)	232,501
1,344	SL Green Realty Corp.	69,579
		302,080
	Oil, Gas & Consumable Fuels — 4.9%
2,824	Calumet, Inc. (b)	101,720
4,829	CVR Energy, Inc. (a)	132,991
6,232	Dorian LPG Ltd. (a)	216,749
1,208	International Seaways, Inc.	92,521
1,700	Okeanis Eco Tankers Corp. (c) (d)	85,204
5,055	Scorpio Tankers, Inc. (a)	350,109
3,073	Teekay Tankers Ltd., Class A (a)	199,346
		1,178,640
	Passenger Airlines — 0.6%
990	Copa Holdings S.A., Class A	154,014
	Pharmaceuticals — 3.9%
1,355	ANI Pharmaceuticals, Inc. (b)	112,167
1,988	Collegium Pharmaceutical, Inc. (b)	71,966
7,799	Indivior Pharmaceuticals, Inc. (a) (b)	319,993
3,199	Liquidia Corp. (a) (b)	255,056
2,251	Pacira BioSciences, Inc. (b)	57,108
1,944	Royalty Pharma PLC, Class A	109,000
		925,290
	Professional Services — 0.6%
3,127	First Advantage Corp. (b)	56,442
1,389	Korn Ferry	92,480
		148,922
	Real Estate Management & Development — 0.2%
3,827	Newmark Group, Inc., Class A	57,826
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 0.2%
2,404	Urban Edge Properties	$55,004
	Semiconductors & Semiconductor Equipment — 6.5%
1,128	Ambarella, Inc. (b)	96,783
5,414	Amkor Technology, Inc. (a)	466,849
1,963	Credo Technology Group Holding Ltd. (a) (b)	533,838
1,574	Kulicke & Soffa Industries, Inc. (a)	210,538
539	MKS, Inc. (a)	239,747
		1,547,755
	Software — 7.3%
2,255	ACI Worldwide, Inc. (b)	113,404
10,140	Appian Corp., Class A (a) (b)	232,206
7,120	Box, Inc., Class A (a) (b)	188,965
6,750	Clear Secure, Inc., Class A (a)	376,178
4,739	Dropbox, Inc., Class A (a) (b)	130,180
8,550	Freshworks, Inc., Class A (a) (b)	86,526
4,976	Teradata Corp. (a) (b)	172,418
42,176	UiPath, Inc., Class A (a) (b)	458,453
		1,758,330
	Specialized REITs — 0.5%
3,516	Outfront Media, Inc.	115,184
	Specialty Retail — 4.7%
4,398	Abercrombie & Fitch Co., Class A (a) (b)	395,864
4,837	Advance Auto Parts, Inc. (a)	300,958
540	Murphy USA, Inc. (a)	290,990
1,802	Victoria’s Secret & Co. (a) (b)	150,431
		1,138,243
	Textiles, Apparel & Luxury Goods — 0.3%
4,659	Wolverine World Wide, Inc.	77,013
	Trading Companies & Distributors — 1.3%
921	Applied Industrial Technologies, Inc. (a)	311,436
	Transportation Infrastructure — 0.2%
238	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	60,252
	Wireless Telecommunication Services — 0.9%
941	America Movil S.A.B. de C.V., ADR	24,456
1,985	Millicom International Cellular S.A. (a)	180,159
		204,615
	Total Investments — 99.7%	23,914,588
	(Cost $20,165,878)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.6)%
(115)	iShares Russell 2000 ETF	$(3,455,175)	$280.00	07/17/26	(249,780)
(130)	iShares Russell 2000 ETF	(3,905,850)	287.00	07/17/26	(202,540)
(115)	iShares Russell 2000 ETF	(3,455,175)	289.00	07/17/26	(155,135)
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(120)	iShares Russell 2000 ETF	$(3,605,400)	$295.00	07/17/26	$(106,920)
(120)	iShares Russell 2000 ETF	(3,605,400)	295.00	08/21/26	(160,800)
	Total Written Options				(875,175)
	(Premiums received $535,520)
	Net Other Assets and Liabilities — 3.9%				939,553
	Net Assets — 100.0%				$23,978,966

(a)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2026, the value of these securities amounts to $7,483,032.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”)
and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,914,588	$23,914,588	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(875,175)	$(875,175)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI)
ASSETS:
Investments, at value - Affiliated	$104,268,352	$—
Investments, at value - Unaffiliated	2,358	23,914,588
Total investments, at value	104,270,710	23,914,588
Cash segregated as collateral	—	32,433
Investment securities sold	1,489,555	3,030,994
Dividends	41	11,880
Reclaims	—	864
Total Assets	105,760,306	26,990,759

LIABILITIES:
Options contracts written, at value	—	875,175
Due to broker	—	2,051,080
Payables:
Capital shares redeemed	1,489,194	—
Investment advisory fees	27,475	16,588
Investment securities purchased	—	68,950
Total Liabilities	1,516,669	3,011,793
NET ASSETS	$104,243,637	$23,978,966

NET ASSETS consist of:
Paid-in capital	$107,947,226	$23,912,621
Par value	35,000	12,000
Accumulated distributable earnings (loss)	(3,738,589)	54,345
NET ASSETS	$104,243,637	$23,978,966
NET ASSET VALUE, per share	$29.78	$19.98
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,500,002	1,200,002
Investments, at cost - Affiliated	$102,739,696	$—
Investments, at cost - Unaffiliated	$2,358	$20,165,878
Total investments, at cost	$102,742,054	$20,165,878
Premiums received on options contracts written	$—	$535,520
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI)
INVESTMENT INCOME:
Dividends - Affiliated	$1,126,985	$—
Dividends - Unaffiliated	1,377	185,375
Foreign withholding tax	—	(3,922)
Total investment income	1,128,362	181,453

EXPENSES:
Investment advisory fees	174,891	74,049
Other expenses	2	—
Total expenses	174,893	74,049
NET INVESTMENT INCOME (LOSS)	953,469	107,404

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(2,023,077)	—
Investments - Unaffiliated	—	(1,530,292)
In-kind redemptions - Affiliated	27,450,321	—
In-kind redemptions - Unaffiliated	—	70,127
Written options contracts	—	(689,063)
Net realized gain (loss)	25,427,244	(2,149,228)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	(20,743,641)	—
Investments - Unaffiliated	—	3,576,021
Written options contracts	—	(355,359)
Net change in unrealized appreciation (depreciation)	(20,743,641)	3,220,662
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,683,603	1,071,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,637,072	$1,178,838
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Dorsey Wright DALI Equity ETF (DALI)		First Trust Small Cap BuyWrite Income ETF (FTKI)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)
OPERATIONS:
Net investment income (loss)	$953,469	$457,971	$107,404	$7,225
Net realized gain (loss)	25,427,244	5,460,561	(2,149,228)	(166,900)
Net change in unrealized appreciation (depreciation)	(20,743,641)	6,880,305	3,220,662	188,393
Net increase (decrease) in net assets resulting from operations	5,637,072	12,798,837	1,178,838	28,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(969,021)	(458,720)	(1,145,752)	(7,459)
Return of capital	—	—	—	(77,294)
Total distributions to shareholders	(969,021)	(458,720)	(1,145,752)	(84,753)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	124,315,220	2,426,856	23,970,032	999,155
Cost of shares redeemed	(142,644,703)	(5,401,455)	(967,272)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(18,329,483)	(2,974,599)	23,002,760	999,155
Total increase (decrease) in net assets	(13,661,432)	9,365,518	23,035,846	943,120

NET ASSETS:
Beginning of period	117,905,069	108,539,551	943,120	—
End of period	$104,243,637	$117,905,069	$23,978,966	$943,120

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,100,002	4,200,002	50,002	—
Shares sold	4,200,000	100,000	1,200,000	50,002
Shares redeemed	(4,800,000)	(200,000)	(50,000)	—
Shares outstanding, end of period	3,500,002	4,100,002	1,200,002	50,002

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Dorsey Wright DALI Equity ETF (DALI)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.76	$25.84	$21.57	$24.22	$26.55	$21.73
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.11 (a)	0.04 (a)	0.71 (a)	0.13	0.03
Net realized and unrealized gain (loss)	1.04	2.92	4.28	(2.62)	(2.34)	4.82
Total from investment operations	1.29	3.03	4.32	(1.91)	(2.21)	4.85
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.11)	(0.05)	(0.74)	(0.12)	(0.03)
Net asset value, end of period	$29.78	$28.76	$25.84	$21.57	$24.22	$26.55
Total return (b)	4.48%	11.75%	20.02%	(8.23)%	(8.31)%	22.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$104,244	$117,905	$108,540	$115,399	$135,642	$126,128
Ratio of total expenses to average net assets (c)	0.30% (d)	0.31% (e)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	1.64% (d)	0.41%	0.17%	2.88%	0.51%	0.14%
Portfolio turnover rate (f)	147%	58%	123%	236% (g)	186% (g)	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Small Cap BuyWrite Income ETF (FTKI)

	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$18.86	$19.98
Income from investment operations:
Net investment income (loss) (b)	0.12	0.14
Net realized and unrealized gain (loss)	2.14	0.44
Total from investment operations	2.26	0.58
Distributions paid to shareholders from:
Net investment income	(1.14)	(0.15)
Return of capital	—	(1.55)
Total distributions	(1.14)	(1.70)
Net asset value, end of period	$19.98	$18.86
Total return (c)	12.24%	3.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,979	$943
Ratio of total expenses to average net assets	0.85% (d) (e)	0.86% (d) (f)
Ratio of net investment income (loss) to average net assets	1.23% (d) (e)	0.91%
Portfolio turnover rate (g)	148%	114%

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dorsey Wright DALI Equity ETF – (Nasdaq, Inc. ticker “DALI”)
First Trust Small Cap BuyWrite Income ETF – (NYSE Arca, Inc. ticker “FTKI”)
DALI is a diversified series of the Trust, and FTKI is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
DALI seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI EquityTM Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index consists exclusively of U.S.-listed exchange-traded funds (“ETFs”) and other exchange-traded products. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor.
FTKI is an actively managed exchange-traded fund. FTKI’s primary investment objective is to provide current income. FTKI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTKI will pursue its investment objectives by investing primarily in small cap equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index (the “Russell 2000® Index”) or small cap equity exchange-traded funds.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Options Contracts
FTKI may write (sell) U.S. exchange-traded call options on the Russell 2000® Index, to hedge against changes in the value of equities. Additionally, FTKI seeks to generate additional income, in the form of premiums received, from writing (selling) the options. FTKI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in its portfolio as determined to be appropriate by the Advisor, consistent with its investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTKI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by the Fund is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTKI writes (sells) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTKI writes (sells) give the option holder the right, but not the obligation, to purchase securities from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTKI foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Restricted cash segregated as collateral for options contracts in the amount of $32,433 for FTKI, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Affiliated Transactions
DALI invests in securities of affiliated funds. DALI’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, distribution of capital gains, if any, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in DALI at June 30, 2026, and for the six months then ended are as follows:

Security Name	Shares at 6/30/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	243,062	$—	$13,946,875	$(4,061,737)	$2,316,307	$807,233	$13,008,678	$37,826
First Trust China AlphaDEX® Fund	—	—	16,651,356	(15,356,881)	—	(1,294,475)	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	196,002	—	21,797,088	(3,488,098)	222,561	25,429	18,556,980	229,815
First Trust Dow Jones Internet Index Fund	—	15,059,544	14,989,041	(28,210,510)	(4,404,633)	2,566,558	—	—
First Trust Emerging Markets AlphaDEX® Fund	553,652	—	20,866,363	(4,088,085)	771,957	160,705	17,710,940	129,778
First Trust Europe AlphaDEX® Fund	235,499	—	15,708,436	(2,072,035)	(180,248)	(20,936)	13,435,217	212,488
First Trust Eurozone AlphaDEX® ETF	202,097	—	15,495,655	(2,165,510)	74,348	4,582	13,409,075	228,537
First Trust Financials AlphaDEX® Fund	—	15,419,787	16,258,750	(31,623,267)	(1,097,823)	1,042,553	—	—
First Trust Germany AlphaDEX® Fund	214,390	—	16,899,335	(2,067,021)	(1,198,840)	(26,291)	13,607,183	185,719
First Trust Indxx Aerospace & Defense ETF	—	16,028,792	16,160,175	(34,423,109)	(306,199)	2,540,341	—	—
First Trust International Equity Opportunities ETF	173,636	—	15,661,450	(613,725)	(477,429)	(30,017)	14,540,279	60,991
First Trust Large Cap Growth AlphaDEX® Fund	—	20,405,799	21,639,273	(42,578,218)	(6,454,723)	6,987,869	—	—
First Trust Nasdaq Semiconductor ETF	—	14,826,930	17,391,303	(35,237,539)	(1,018,629)	4,037,935	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	29,626,748	(28,968,971)	—	(657,777)	—	—
First Trust Small Cap Growth AlphaDEX® Fund	—	20,795,644	21,899,318	(43,844,377)	(7,712,401)	8,861,816	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Security Name	Shares at 6/30/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust United Kingdom AlphaDEX® Fund	—	$—	$15,499,251	$(14,373,567)	$—	$(1,125,684)	$—	$41,831
First Trust Utilities AlphaDEX® Fund	—	15,321,809	2,491,471	(18,082,794)	(1,277,889)	1,547,403	—	—
		$117,858,305	$292,981,888	$(311,255,444)	$(20,743,641)	$25,427,244	$104,268,352	$1,126,985
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly for DALI and monthly for FTKI, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dorsey Wright DALI Equity ETF	$458,720	$—	$—
First Trust Small Cap BuyWrite Income ETF	7,459	—	77,294
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$7	$(30,651,658)	$22,245,011
First Trust Small Cap BuyWrite Income ETF	—	(165,950)	187,209
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For DALI, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FTKI, the taxable period ended 2025 remains open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dorsey Wright DALI Equity ETF	$30,651,658
First Trust Small Cap BuyWrite Income ETF	165,950
During the taxable period ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Dorsey Wright DALI Equity ETF	$4,472,214
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$102,742,054	$3,385,174	$(1,856,518)	$1,528,656
First Trust Small Cap BuyWrite Income ETF	19,630,358	4,062,851	(653,796)	3,409,055
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	DALI
Fund net assets up to and including $2.5 billion	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.2700%
Fund net assets greater than $15 billion	0.2550%

Breakpoints	FTKI
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, DALI incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$168,808,226	$168,303,968
First Trust Small Cap BuyWrite Income ETF	25,398,130	27,817,835
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$124,173,662	$142,951,476

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
	Purchases	Sales
First Trust Small Cap BuyWrite Income ETF	$24,212,384	$935,734
5. Derivative Transactions
The following table presents the types of derivatives held by the following Fund at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTKI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$875,175
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2026, on FTKI’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTKI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(689,063)
Net change in unrealized appreciation (depreciation) on written options contracts	(355,359)
During the six months ended June 30, 2026, for FTKI, the premiums for written options contracts opened were $2,136,632 and the premiums for written options contracts closed, exercised and expired were $1,619,622.
FTKI does not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dorsey Wright DALI Equity ETF (DALI)
First Trust Small Cap BuyWrite Income ETF (FTKI)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of DALI’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that FTKI is an actively-managed ETF and noted that the Advisor’s Alternatives Investment Team is responsible for the day-to-day management of FTKI’s investments. The Board considered the background and experience of the members of the Alternatives Investment Team. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective(s), policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In addition to the written materials provided by the Advisor, at the June 7–8, 2026 meeting, the Board also received a presentation from representatives of the Advisor’s Alternatives Investment Team, who discussed the services that the Team provides to FTKI, including the Team’s day-today management of FTKI’s investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective(s), policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because DALI invests in underlying ETFs in the First Trust Fund Complex, DALI incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for DALI was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group, and that DALI’s total (net) expense ratio (including acquired fund fees and expenses) was below the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its Expense Group. In addition, based on the information provided, the Board noted that the total (net) expense ratio for FTKI was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs and actively-managed ETFs, including, for index ETFs, differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and, for both index ETFs and actively-managed ETFs, different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. For DALI, the Board received and reviewed information for periods ended December 31, 2025 regarding the performance of the Fund’s underlying index, the correlation between the Fund’s performance and that of its underlying index, the Fund’s tracking difference and the Fund’s excess return as compared to its benchmark index. The Board noted that, effective March 31, 2025, the methodology of DALI’s underlying index was updated to remove commodities from the asset classes that are eligible for inclusion in the index. Based on the information provided and its ongoing review of performance, the Board concluded that the Fund was correlated to its underlying index and that the tracking difference for DALI was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing DALI’s performance to that of the funds in its Performance Universe and to that of a benchmark index. However, given DALI’s

Other Information (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2026 (Unaudited)
objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference. Because FTKI commenced operations on February 26, 2025 and therefore has a limited performance history, comparative performance information for FTKI was not reviewed.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to DALI for the twelve months ended December 31, 2025 and to FTKI for the period from inception through December 31, 2025 (for FTKI) and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2025. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which DALI invests, will recognize additional revenue from the underlying ETFs if investment by DALI causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 3, 2026

* Print the name and title of each signing officer under his or her signature.